Preferred stock (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Preferred stock, authorized (shares)	10,000,000	10,000,000
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001